Cover Page Cover Page	Sep. 29, 2020	Sep. 28, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Sep. 28, 2020
Entity Registrant Name		BOSTON PRIVATE FINANCIAL HOLDINGS INC
Entity Incorporation, State or Country Code	MA
Entity File Number		001-35070
Entity Tax Identification Number		04-2976299
Entity Address, Address Line One		Ten Post Office Square
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02109
City Area Code		617
Local Phone Number		912-1900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000821127
Amendment Flag		false